INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
US federal statutory rates	(21.00%)	(21.00%)
Tax rate difference between PRC and U.S.	(4.00%)	(4.00%)
Effect of income tax exemption on certain income	(54.00%)	(123.00%)
Change in valuation allowance	79.00%	148.00%
Effective tax rate